Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Conservative Equity ETF
Entity Central Index Key	0002008359
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Capital Group Conservative Equity ETF - CGCV
Shareholder Report [Line Items]
Fund Name	Capital Group Conservative Equity ETF
Class Name	Capital Group Conservative Equity ETF
Trading Symbol	CGCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Conservative Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCV	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 18.17% on a net asset value (NAV) basis and market price basis for the year ended May 31, 2026. These results compare with a 29.78% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equities advanced sharply during the fund’s fiscal year, with the S&P 500 Index reaching all-time highs. Record artificial intelligence spending and robust corporate earnings drove the rally, with information technology, communication services and energy leading the gains. The U.S. economy remained resilient, underpinned by higher consumer spending. However, signs of a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts.
Within the fund, holdings in most sectors contributed, with information technology and industrials being particularly additive. Holdings in energy and health care also added to overall results.
Conversely, the fund’s holdings in materials and consumer discretionary detracted from the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Conservative Equity ETF (at NAV) 2	18.17%	15.71%
S&P 500 Index 3	29.78%	19.91%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,768,000,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,768
Total number of portfolio holdings	73
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)